Intangible assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2019	2018
Trademarks	130	128
Patents	2,281	2,281
License agreements	10,758	10,615
Other intangibles	6,152	6,070
Total intangible assets gross	19,321	19,094
Accumulated amortization for:
Trademarks	(129)	(126)
Patents	(1,683)	(1,175)
License agreements	(10,757)	(10,591)
Other intangibles	(6,152)	(6,070)
Total accumulated amortization	(18,721)	(17,962)
Total intangible assets from continuing operations, net	600	1,132
Amortization charge from continuing operations for the year	534	460

The amortization charge from continuing operations for the year 2017 was USD 1,690,931.

The useful economic life of intangible assets is as follow:

·	Trademarks:	5 to 10 years

·	Patents	5 to 10 years

·	License agreements:	3 to 5 years

·	Other intangibles:	5 to 10 years

Future amortization charges are detailed below:

Year	USD'000
2020	600
Total intangible assets, net	600